Note 5 - Fair Value Measurements and Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	June 30, 2018	Level 1	Level 2	Level 3
Assets

High interest savings account	$1,395	$-	$1,395	-
United Sates treasury bills	5,989	-	5,989	-
Government of Canada treasury bills	5,481	-	5,481	-
Guaranteed investment certificates, Royal Bank of Canada	4,546	-	4,546	-

	$17,411	$-	$17,411	$-
	December 31, 2017		Level 1		Level 2		Level 3

Assets		$		$		$

Canadian provincial promissory notes	2,003		-		2,003		-
Commercial Notes	1,999				1,999
Guaranteed income certificates, Royal Bank of Canada	4,202		-		4,202		-
	8,204		$-		$8,204		$-